Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2018
DISCLOSURE TRADE AND OTHER RECEIVABLES ABSTRACT
Summary of Trade and Other Receivables
	Balance as of
	12-31-2018		12-31-2017
	Current	Non-Current	Current	Non-Current
Trade and Other Receivables, Gross	ThCh$	ThCh$	ThCh$	ThCh$
Trade and other receivables, gross	240,978,763	1,156,638	208,467,637	1,032,923
Trade receivables, gross	205,542,774	21,255	195,570,350	62,563
Other receivables, gross	35,435,989	1,135,383	12,897,287	970,360

	Balance as of
	12-31-2018		12-31-2017
	Current	Non-Current	Current	Non-Current
Trade and Other Receivables, Net	ThCh$	ThCh$	ThCh$	ThCh$
Trade and other receivables, net	239,425,507	1,156,638	207,208,820	1,032,923
Trade receivables, net	203,989,518	21,255	194,311,533	62,563
Other receivables, net	35,435,989	1,135,383	12,897,287	970,360

Schedule of Unimpaired Past Due Trade Receivables

	Balance as of
	12-31-2018	12-31-2017
Trade Receivables Past Due But Not Impaired	ThCh$	ThCh$
Less than three months	4,601,076	3,670,172
Between three and six months	46,499	386,333
Between six and twelve months	887,726	1,121,940
Total	5,535,301	5,178,445

Summary of Reconciliation of Changes in the Allowance for Impairment of Trade Receivables

Current and Non-current
Trade Receivables Past Due and Impaired	ThCh$
Balance as of January 1, 2017	1,314,311
Increases (decreases) for the year	(55,494)
Balance as of December 31, 2017	1,258,817
Initial Balance Adjustment by IFRS 9	193,538
Increases (decreases) for the year	100,900
Foreign currency translation differences	1
Balance as of December 31, 2018	1,553,256